Offerings - Offering: 1	Jul. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	5,413,155
Proposed Maximum Offering Price per Unit	22.51
Maximum Aggregate Offering Price	$ 121,850,119.05
Fee Rate	0.01476%
Amount of Registration Fee	$ 17,985.08
Offering Note	Note 1.a. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Note 1.b. Consists of (i) 5,000,000 additional shares issuable under the 2022 Equity Incentive Plan, as amended and (ii) 413,155 additional shares issuable under the 2020 Employee Stock Purchase Plan, as amended. Note 1.c. Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low sales prices of the registrant's common stock as reported on the Nasdaq Global Select Market on July 26, 2024.